Other contingent assets, liabilities and commitments	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other contingent assets, liabilities and commitments [Text Block]
26. Other contingent assets, liabilities and commitments
As of December 31, 2025 and 2024, the Group had no outstanding contingent assets or liabilities, except for the labor contingencies detailed in Note 25. Provisions.
As of December 31, 2025, the Group had US$5,081 (US$6,966 as of December 31, 2024) of its own funds and investments held in escrow and guarantees required by processors, credit cards and merchants, included within the line item “Other assets”. The Group held certain financial assets with a carrying amount of US$74,478 (US$42,052 as of December 31, 2024), as security for the borrowings detailed in Note 22. Financial Liabilities, included within the line item "Financial assets".